Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Feb. 28, 2015	Jun. 30, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	MANAGED FUTURES PREMIER GRAHAM L.P.
Entity Central Index Key	0001066656
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float			$ 150,527,967
Entity Common Stock, Shares Outstanding		6,847,919.480
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2014